Segment reporting (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada	United States	Germany	Other	Total
Revenues
Year ended October 31, 2022	$4.1	$9.3	$—	$—	$13.4
Year ended October 31, 2021	3.0	4.3	—	—	7.3
Year ended October 31, 2020	0.8	—	—	—	0.8

Non-current assets
As at October 31, 2022	26.8	161.4	10.7	2.5	201.4
As at October 31, 2021	15.5	37.9	—	—	53.4
As at October 31, 2020	$3.4	$6.1	$—	$—	$9.5